Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The Company is providing the following information that shows the difference in the value of compensation paid to our NEOs at different points in time as required by the rules of the SEC.

Pay vs. Performance Table

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)(3)	Net Income ($)
2025	2,118,235	3,540,724	2,085,136	3,507,625	247	13,154,000
2024	1,934,426	3,228,722	1,902,372	3,196,668	157	7,003,000
2023	1,663,769	1,411,205	1,631,127	1,378,563	87	13,529,000

(1)
Reflects the total compensation of our current CEO, Derek Dubner (“PEO”). Our non-PEO NEOs include James Reilly, our President, and Daniel MacLachlan, our CFO, for each of the years ended December 31, 2025, 2024 and 2023 (the “Covered Years”). Amounts shown in these columns are as calculated in the Summary Compensation Table for each of the years shown below.
(2)
For each Covered Year, in determining both the compensation actually paid for our PEO and the compensation actually paid for our Non-PEO NEOs for purposes of this Pay Versus Performance table, we deducted from or added back to the total amount of compensation reported in these columns for such Covered Years the following amounts:

Item and Value Added (Deducted)
For Mr. Dubner:	2025	2024	2023
Summary Compensation Table Total for PEO	$2,118,235	$1,934,426	$1,663,769
Deduction for Summary Compensation Table “Stock Awards” column value	(1,022,304)	(946,260)	(836,800)
Increase for year-end fair value of outstanding equity awards granted in Covered Year	1,054,714	1,140,300	798,800
Increase (decrease) for change in fair value of outstanding equity awards granted in prior years	712,410	649,184	(114,372)
Increase (decrease) for change in fair value of prior-year equity awards vested in Covered Year	677,669	451,072	(100,192)
Compensation actually paid to PEO	$3,540,724	$3,228,722	$1,411,205

Item and Value Added (Deducted)
Average for Non-PEO NEOs:	2025	2024	2023
Average Summary Compensation Table Total for Non-PEO NEOs	$2,085,136	$1,902,372	$1,631,127
Deduction for Summary Compensation Table “Stock Awards” column value	(1,022,304)	(946,260)	(836,800)
Increase for year-end fair value of outstanding equity awards granted in Covered Year	1,054,714	1,140,300	798,800
Increase (decrease) for change in fair value of outstanding equity awards granted in prior years	712,410	649,184	(114,372)
Increase (decrease) for change in fair value of prior-year equity awards vested in Covered Year	677,669	451,072	(100,192)
Average compensation actually paid to Non-PEO NEOs	$3,507,625	$3,196,668	$1,378,563

	For each Covered Year, our total shareholder return (“TSR”) was calculated based on the percentage change in our cumulative TSR on Common Stock, measured as the quotient of (a) the difference between the closing market prices of Common Stock at the end versus the beginning of the last trading day before the earliest fiscal year in this Pay Versus Performance table through the last trading date of each Covered Year (the “Measurement Period”), divided by (b) the closing market price of Common Stock on the last trading day before the earliest fiscal year in this Pay Versus Performance table. Each of these percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the Covered Year-end cumulative values of such investment as of the end of 2025, 2024, and 2023, as applicable.
Company Selected Measure Name	Net Income
Named Executive Officers, Footnote	Our non-PEO NEOs include James Reilly, our President, and Daniel MacLachlan, our CFO, for each of the years ended December 31, 2025, 2024 and 2023 (the “Covered Years”).
PEO Total Compensation Amount	$ 2,118,235	$ 1,934,426	$ 1,663,769
PEO Actually Paid Compensation Amount	$ 3,540,724	3,228,722	1,411,205
Adjustment To PEO Compensation, Footnote
(2)
For each Covered Year, in determining both the compensation actually paid for our PEO and the compensation actually paid for our Non-PEO NEOs for purposes of this Pay Versus Performance table, we deducted from or added back to the total amount of compensation reported in these columns for such Covered Years the following amounts:

Item and Value Added (Deducted)
For Mr. Dubner:	2025	2024	2023
Summary Compensation Table Total for PEO	$2,118,235	$1,934,426	$1,663,769
Deduction for Summary Compensation Table “Stock Awards” column value	(1,022,304)	(946,260)	(836,800)
Increase for year-end fair value of outstanding equity awards granted in Covered Year	1,054,714	1,140,300	798,800
Increase (decrease) for change in fair value of outstanding equity awards granted in prior years	712,410	649,184	(114,372)
Increase (decrease) for change in fair value of prior-year equity awards vested in Covered Year	677,669	451,072	(100,192)
Compensation actually paid to PEO	$3,540,724	$3,228,722	$1,411,205

Non-PEO NEO Average Total Compensation Amount	$ 2,085,136	1,902,372	1,631,127
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,507,625	3,196,668	1,378,563
Adjustment to Non-PEO NEO Compensation Footnote

Item and Value Added (Deducted)
Average for Non-PEO NEOs:	2025	2024	2023
Average Summary Compensation Table Total for Non-PEO NEOs	$2,085,136	$1,902,372	$1,631,127
Deduction for Summary Compensation Table “Stock Awards” column value	(1,022,304)	(946,260)	(836,800)
Increase for year-end fair value of outstanding equity awards granted in Covered Year	1,054,714	1,140,300	798,800
Increase (decrease) for change in fair value of outstanding equity awards granted in prior years	712,410	649,184	(114,372)
Increase (decrease) for change in fair value of prior-year equity awards vested in Covered Year	677,669	451,072	(100,192)
Average compensation actually paid to Non-PEO NEOs	$3,507,625	$3,196,668	$1,378,563

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 247	157	87
Net Income (Loss)	$ 13,154,000	$ 7,003,000	$ 13,529,000
PEO Name	Derek Dubner	Derek Dubner	Derek Dubner
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,022,304)	$ (946,260)	$ (836,800)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,054,714	1,140,300	798,800
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	712,410	649,184	(114,372)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	677,669	451,072	(100,192)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,022,304)	(946,260)	(836,800)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,054,714	1,140,300	798,800
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	712,410	649,184	(114,372)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 677,669	$ 451,072	$ (100,192)